NORTHERN FUNDS

Money Market Fund

Municipal Money Market Fund

U.S. Government Money Market Fund

U.S. Government Select Money Market Fund

(the “Funds”)

On behalf of the Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the to the Funds’ Prospectus filed with the Securities and Exchange Commission (“SEC”) on behalf of the Funds pursuant to Rule 497(c) on November 14, 2018 (SEC Accession No. 0001193125-18-325698), which is incorporated by reference into this Rule 497 Filing.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase